Related party transactions - Compensation of key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Short term benefits	€ 1,823	€ 1,600	€ 1,387
Post employment benefits	94	87	86
Share based payments	674	470	104
Total	2,591	€ 2,157	€ 1,577
Loan, quasi loan or other guarantee outstanding with members of the management team	€ 0